RIVERPARK FUNDS TRUST

                          RiverPark Large Growth Fund
                            RiverPark/Wedgewood Fund
                        RiverPark Small Cap Growth Fund
                       RiverPark/Gravity Long-Biased Fund
                                 (the "Funds")

                     Each a series of RiverPark Funds Trust

                                 Class C Shares

                                                              September 28, 2010
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     Supplement to the Prospectuses and Statement of Additional Information
                            dated September 28, 2010

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Please note that the Class C Shares of the Funds included in the Prospectus dated September 28, 2010, are not currently available for sale.

                    PLEASE RETAIN THIS SUPPLEMENT WITH YOUR
                        PROSPECTUS FOR FUTURE REFERENCE.




























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